DEBT (Tables) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
DEBT [Abstract]
Current and long-term debt
The following table summarizes current and long-term portions of debt (in thousands).

	September 30,	December 31,
	2013	2012
Corporate segment:
Senior convertible revolving note, net	$1,608	$-
Senior convertible debentures, net	96	1,048
Subordinated convertible notes, net	5,230	4,041
Other	38	28
	6,972	5,117
Brazil segment:
Capital expansion loans	5,021	5,555
Equipment financing	210	201
Working capital lines of credit	3,767	2,227
Advances on export letters of credit	3,189	3,953
Special tax programs	2,618	2,531
	14,805	14,467
Total debt	21,777	19,584
Current portion	9,422	8,003
Long-term portion	$12,355	$11,581

The following table summarizes current and long-term portions of debt (in thousands):

	As of December 31,
	2012	2011
Corporate and USA segments:
Senior convertible debentures, net	$1,048	$-
Subordinated convertible notes, net	4,041	2,126
Factoring agreement	28	262
Other	-	507
	5,117	2,895
Brazil segment:
Working capital lines of credit	2,227	1,778
Capital expansion loans	5,555	3,789
Equipment financing	201	214
Advances on export letters of credit	3,953	2,838
Special tax programs	2,531	3,211
	14,467	11,830
Total debt	19,584	14,725
Current portion	8,003	6,792
Long-term portion	$11,581	$7,933

Required future minimum payments on debt
Required future minimum payments on our debt as of December 31, 2012, follow (in thousands).

	Corporate and USA Segments	Brazil Segment	Total
2013	$1,219	$7,013	$8,232
2014	108	1,283	1,391
2015	5,375	1,086	6,461
2016	-	983	983
2017	-	976	976
Thereafter	-	3,126	3,126
	$6,702	$14,467	$21,169

Convertible notes and debenture information
In the second quarter of 2013, we issued subordinated convertible notes and related warrants, which are described in the chart below.

Issuance	Principal Amount of Notes (in thousands)	Creditor's Debt Conversion Right	Stated Annual Interest Rate on Debt	Maturity Date of Debt	Number of Shares Under Warrant	Exercise Price of Warrant	Expiration Date of Warrant

Subordinated Convertible Notes and Warrants	$538	Convertible immediately at $14.00 per share	10%	July 2015 or July 2016	38,400	Exercisable immediately at $16.00 per share	July 2017 or May 2018

Convertible debt instruments outstanding as of December 31, 2012, are listed below.

Issuance	Issuance Date of Debt	Principal Amount of Debt (in thousands)	Creditor's Debt Conversion Right	Stated Annual Interest Rate on Debt	Maturity Date of Debt
Senior Convertible Debentures	July 2012	$1,299	Convertible January 2013 at $14.00 per share	NA	January 2014
Subordinated Convertible Note	August 2012	150	Convertible immediately at $14.00 per share	10%	July 2015
Subordinated Convertible Notes	July 2012	850	Convertible immediately at $14.00 per share	10%	July 2015
Subordinated Convertible Note	May 2012	50	Convertible immediately at $14.00 per share	10%	July 2015
Subordinated Convertible Notes	January 2012	4,325	Convertible immediately at $14.00 per share	10%	July 2015

Components of convertible debt
As of September 30, 2013, our convertible debt consists of the following components (in thousands):

	Senior		Subordinated
	Convertible	Senior	Convertible Notes
	Revolving	Convertible	Halpern	Other
	Note	Debentures	Entities	Investors	Total
Principal outstanding	$1,558	$97	$2,600	$3,419	$7,674
Discount	(41)	(3)	(470)	(3,419)	(3,933)
Derivative conversion liabilities	91	2	1,267	1,833	3,193
Debt	$1,608	$96	$3,397	$1,833	$6,934

Debt - current portion	$1,608	$96	$-	$-	$1,704
Debt - long-term portion	-	-	3,397	1,833	5,230

As of December 31, 2012, our convertible debt consists of the following components (in thousands):

		Notes
	Debentures	Halpern Entities	Other Investors	Total
Principal outstanding	$(1,299)	$(2,600)	$(2,775)	$(6,674)
Discount	422	587	2,775	3,784
Derivative conversion liabilities	(171)	(980)	(1,048)	(2,199)
Debt	$(1,048)	$(2,993)	$(1,048)	(5,089)

Debt - current portion	$(962)	$-	$-	$(962)
Debt - long-term portion	(86)	(2,993)	(1,048)	(4,127)

Allocation of convertible debt proceeds
A summary of the allocation of the proceeds from the 2012 issuances of the senior convertible debenture, subordinated convertible notes and related warrants follows (in thousands).

	First and Second Quarter of 2012			Third Quarter of 2012
	Debenture	Notes and Warrants		Debentures and Warrants		Notes and Warrants
	and	Halpern	Other		Replace-	Halpern	Other
	Warrant	Entities	Investors	New	ment	Entities	Investors	Total
(Increases) decreases in:
Debt - principal	$(870)	$(2,500)	$(1,875)	$(290)	$(139)	$(100)	$(900)	$(6,674)
Debt - discount	870	630	1,875	290	(661)	100	900	4,004
Debt - derivative conversion liabilities	(296)	(1,942)	(1,448)	(128)	(105)	(69)	(583)	(4,571)
Derivative warrant liabilities	(648)	(2,473)	(1,848)	(273)	(907)	(88)	(746)	(6,983)
Debt (carrying amount of old note)	-	2,152	-	-	-	-	-	2,152
Equity	-	1,089	-	-	-	-	-	1,089
Loss on extinguishment	-	2,986	-	-	1,955	-	-	4,941
Financing expense	168	-	1,376	141	27	59	413	2,184
Other long -term assets - deferred finance costs	144	65	134	23	(148)	4	73	295
Proceeds, net of finance costs	632	(7)	1,786	237	(22)	94	843	3,563

Convertibles notes and related warrants issued
During 2011, we issued several convertibles notes, with related warrants to our financial advisor, who became a director of RiceBran Technologies in January 2012. Below is a summary of the transactions.

Transaction		Principal amount of Note(s) (in thousands)	Stated Annual Interest Rate on Note(s)	Per Share Note Conversion Price	Cash Received in Transaction (in thousands)	Number of Shares Under Equity Warrant(s)	Average Exercise Price of Warrant(s)
First quarter 2011	(1)	$500	10%	$40.00	$500	2,500	$50.00
Second quarter 2011	(2)	730	10%	46.00	230	3,650	46.00
Third quarter 2011, event A	(2)	270	10%	46.00	270	1,350	46.00
Third quarter 2011, event B	(2)	730	10%	46.00	730	3,650	46.00
Fourth quarter 2011	(3)	2,323	10%	40.00	550	11,616	44.00
Total in 2011					$2,280	22,766

(1)	The convertible note and the related warrant issued in the first quarter of 2011, were terminated and cancelled in the second quarter of 2011 when the second quarter transaction occurred.
(2)	The convertible notes and related warrants issued in the second and third quarters of 2011, were terminated and cancelled in the fourth quarter of 2011 when the fourth quarter transaction occurred.
(3)	The convertible notes and related warrants issued in the fourth quarter of 2011, were terminated and cancelled in the first quarter of 2012, when a subordinated convertible note was issued to the Halpern Entities, as described further below.